INVESTMENTS (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
AbbVie Savings Plan
INVESTMENTS
Investments, at fair value	$ 15,718,310	$ 13,183,237
AbbVie Savings Plan | AbbVie common shares | AbbVie
INVESTMENTS
Common Shares	11,638,215	12,340,181
Investments, at fair value	$ 2,659,216	$ 2,192,850
Market value per share	$ 228.49	$ 177.7
AbbVie Puerto Rico Savings Plan
INVESTMENTS
Investments, at fair value	$ 665,280	$ 552,504
AbbVie Puerto Rico Savings Plan | AbbVie common shares | AbbVie
INVESTMENTS
Common Shares	1,228,784	1,290,504
Investments, at fair value	$ 280,765	$ 229,322
Market value per share	$ 228.49	$ 177.7